Stock-Based Compensation (Summary Of Option Activity Under The MSIP) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018
Stock Options
Converted (in shares)	391,728
Forfeited (in shares)		(18,341)
Total outstanding at the end of the period (in shares)		373,387
Total exercisable at the end of the period (in shares)		98,323
Weighted Average Exercise Price
Converted (in dollars per share)	$ 30.04
Forfeited (in dollars per share)		$ 29.61
Total outstanding at the end of the period (in dollars per share)		30.06
Total exercisable at the end of the period (in dollars per share)		$ 19.96
Total Outstanding, Beginning of Period
Converted, Aggregate Intrinsic Value	4,000,000
Total Outstanding, End of Period		1
Total exercisable, End of Period		$ 1
Weighted Average Remaining Contractual Term
Total outstanding at the end of the period		8 years 15 days
Converted, Weighted Avg. Remaining Contractual Term	8 years 3 months 22 days
Total exercisable at the end of the period		6 years 1 month 24 days